RELATED PARTIES - Compensation of key management personnel (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of related parties [abstract]
Salaries	$ 34,250	$ 34,274	$ 40,696
Short term benefits for employees	14,761	14,257	16,059
Long term benefits for employees	425	587	742
Fee	1,871	1,239	1,525
Total	$ 51,307	$ 50,357	$ 59,022